Deferred Tax - Schedule of Movements in Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax (credited)/charged to the statement of profit or loss during the year	¥ (6,177)		¥ (14,306)
Balance at ending	44,772	$ 6,402
Balance at ending (in Dollars)	44,772
Contract Liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax (credited)/charged to the statement of profit or loss during the year	(12,582)		(5,623)
Balance at ending	25,235	3,609
Balance at ending (in Dollars)	25,235
Lease liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax (credited)/charged to the statement of profit or loss during the year	(1,241)		1,300
Balance at ending	5,472	782
Balance at ending (in Dollars)	5,472
Donation expenses [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax (credited)/charged to the statement of profit or loss during the year	(1,204)		2,896
Balance at ending	1,692	242
Balance at ending (in Dollars)	1,692
Losses Available for Offsetting Against Future Taxable Profits [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax (credited)/charged to the statement of profit or loss during the year	8,850		(12,879)
Balance at ending	12,373	$ 1,769
Balance at ending (in Dollars)	12,373
Restated [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	50,949		65,255
Balance at ending			50,949
Balance at ending (in Dollars)			50,949
Restated [Member] | Contract Liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	37,817		43,440
Balance at ending			37,817
Balance at ending (in Dollars)			37,817
Restated [Member] | Lease liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	6,713		5,413
Balance at ending			6,713
Balance at ending (in Dollars)			6,713
Restated [Member] | Donation expenses [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	2,896
Balance at ending			2,896
Balance at ending (in Dollars)			2,896
Restated [Member] | Losses Available for Offsetting Against Future Taxable Profits [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	¥ 3,523		16,402
Balance at ending			3,523
Balance at ending (in Dollars)			¥ 3,523